KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of MML Bay State Life Insurance Company and Contract Owners of MML Bay State Variable Annuity Separate Account 1:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of MML Bay State Variable Annuity Separate Account 1 (comprised of the divisions listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2020, the related statements of operations and changes in net assets for each of the years (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 10, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

MML Bay State Variable Annuity Separate Account 1 is comprised of the following divisions and the activities of each division have been included within the accompanying statements of assets and liabilities as of December 31, 2020 and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

Divisions

Invesco Oppenheimer V.I. Capital Appreciation Division *

Invesco Oppenheimer V.I. Conservative Balanced Division *

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division *

Invesco Oppenheimer V.I. Global Division *

Invesco Oppenheimer V.I. Global Strategic Income Division *

Invesco Oppenheimer V.I. Government Money Division *

Invesco Oppenheimer V.I. Main Street Division *

Invesco Oppenheimer V.I. Main Street Small Cap Division *

Invesco Oppenheimer V.I. Total Return Bond Division *

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

* See Note 2 to the financial statements for the information regarding the merger of this division.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Invesco	Invesco	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global	Government	Oppenheimer V.I.
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income	Money	Main Street
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	130,515	90,824	46,964	130,472	527,974	122,921	298,368
Identified cost	$7,073,788	$1,224,869	$3,629,714	$4,932,024	$2,714,986	$122,921	$8,534,907
Value	$9,180,406	$1,628,470	$5,021,857	$6,800,188	$2,555,395	$122,921	$8,924,197
Receivable from MML Bay State Life Insurance Company	-	-	-	76	167	-	37
Total assets	9,180,406	1,628,470	5,021,857	6,800,264	2,555,562	122,921	8,924,234

LIABILITIES
Annuitant mortality fluctuation reserve	2,412	24	1,178	917	648	-	3,287
Payable to MML Bay State Life Insurance Company	96	13	37	-	-	-	-
Total liabilities	2,508	37	1,215	917	648	-	3,287

NET ASSETS	$9,177,898	$1,628,433	$5,020,642	$6,799,347	$2,554,914	$122,921	$8,920,947

Net Assets:
Accumulation units - value	$9,097,502	$1,627,639	$4,981,389	$6,768,788	$2,533,309	$122,921	$8,811,384
Contracts in payout (annuitization) period	80,396	794	39,253	30,559	21,605	-	109,563

Net assets	$9,177,898	$1,628,433	$5,020,642	$6,799,347	$2,554,914	$122,921	$8,920,947

Outstanding units
Contract owners	929,323	472,186	638,999	762,081	838,421	98,768	1,323,513

UNIT VALUE
LifeTrust	$9.88	$3.45	$7.86	$8.92	$3.05	$1.24	$6.74

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.			MML	MML U.S.
	Main Street	Total Return	MML	MML	Managed	Government
	Small Cap	Bond	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	29,291	26,435	73,691	64,382	46,744	350,366
Identified cost	$702,192	$205,383	$1,602,394	$1,632,792	$586,469	$350,366
Value	$803,158	$222,851	$1,827,087	$1,611,978	$635,378	$350,366
Receivable from MML Bay State Life Insurance Company	-	-	126	-	161	7
Total assets	803,158	222,851	1,827,213	1,611,978	635,539	350,373

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	655	702	160	-
Payable to MML Bay State Life Insurance Company	-	8	-	35	-	-
Total liabilities	-	8	655	737	160	-

NET ASSETS	$803,158	$222,843	$1,826,558	$1,611,241	$635,379	$350,373

Net Assets:
Accumulation units - value	$803,158	$222,843	$1,804,713	$1,587,852	$630,044	$350,373
Contracts in payout (annuitization) period	-	-	21,845	23,389	5,335	-

Net assets	$803,158	$222,843	$1,826,558	$1,611,241	$635,379	$350,373

Outstanding units
Contract owners	160,662	117,077	378,594	363,219	213,758	289,765

UNIT VALUE
LifeTrust	$5.00	$1.90	$4.82	$4.44	$2.97	$1.21

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco Oppenheimer	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco
	Capital	Conservative	Discovery	V.I.	Global	Government	Oppenheimer V.I.
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income	Money	Main Street
	Division	Division	Division	Division	Division	Division	Division
Investment Income
Dividends	$-	$33,567	$1,582	$41,862	$142,840	$310	$125,889

Expenses
Mortality and expense risk fees and administrative expense charges	107,548	22,528	58,218	83,917	34,518	1,877	118,836

Net investment income (loss)	(107,548)	11,039	(56,636)	(42,055)	108,322	(1,567)	7,053

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	598,601	42,577	66,741	522,159	(32,490)	-	318,047
Realized gain distribution	1,144,240	37,299	329,872	218,114	-	-	829,054
Realized gain (loss)	1,742,841	79,876	396,613	740,273	(32,490)	-	1,147,101

Change in net unrealized appreciation/depreciation of investments	773,038	112,441	1,070,204	745,481	(41,577)	-	(176,139)

Net gain (loss) on investments	2,515,879	192,317	1,466,817	1,485,754	(74,067)	-	970,962

Net increase (decrease) in net assets resulting from operations	2,408,331	203,356	1,410,181	1,443,699	34,255	(1,567)	978,015

Capital transactions:
Transfer of net premiums	2,346	-	810	1,026	-	-	870
Transfers due to death benefits	(519,405)	(5,179)	(72,879)	(219,221)	(36,572)	-	(539,971)
Transfers due to annuity benefit payments	(12,531)	(1,529)	(4,295)	(3,042)	(3,499)	-	(16,191)
Transfers due to withdrawal of funds	(402,398)	(171,857)	(379,667)	(614,396)	(140,386)	(16,768)	(704,835)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,472)	12	(4,227)	(3,426)	(330)	-	(10,083)
Transfers between divisions and to/from the Fixed Account	274,048	-	(52,098)	(181,576)	(2,089)	794	(43,164)

Net increase (decrease) in net assets resulting from capital transactions	(660,412)	(178,553)	(512,356)	(1,020,635)	(182,876)	(15,974)	(1,313,374)
Total increase (decrease)	1,747,919	24,803	897,825	423,064	(148,621)	(17,541)	(335,359)

NET ASSETS, at beginning of the year	7,429,979	1,603,630	4,122,817	6,376,283	2,703,535	140,462	9,256,306

NET ASSETS, at end of the year	$9,177,898	$1,628,433	$5,020,642	$6,799,347	$2,554,914	$122,921	$8,920,947

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.			MML	MML U.S.
	Main Street	Total Return	MML	MML	Managed	Government
	Small Cap	Bond	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
Investment Income
Dividends	$4,126	$7,013	$-	$33,411	$754	$1,356

Expenses
Mortality and expense risk fees and administrative expense charges	9,229	4,188	25,200	20,447	10,062	7,561

Net investment income (loss)	(5,103)	2,825	(25,200)	12,964	(9,308)	(6,205)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(12,048)	26,431	(8,781)	38,826	1,843	-
Realized gain distribution	9,345	-	80,469	162,240	-	-
Realized gain (loss)	(2,703)	26,431	71,688	201,066	1,843	-

Change in net unrealized appreciation/ depreciation of investments	127,020	(4,107)	145,727	(201,641)	53,652	-

Net gain (loss) on investments	124,317	22,324	217,415	(575)	55,495	-

Net increase (decrease) in net assets resulting from operations	119,214	25,149	192,215	12,389	46,187	(6,205)

Capital transactions:	-	-	-	900	-	-
Transfer of net premiums
Transfers due to death benefits	(7,476)	(89,763)	(104,683)	(59,773)	(72,710)	-
Transfers due to annuity benefit payments	-	-	(39)	(4,344)	(45)	-
Transfers due to withdrawal of funds	(11,405)	(49,266)	(195,388)	(35,997)	(122,506)	(11,824)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(1,550)	377	-	-
Transfers between divisions and to/from the Fixed Account	(36,251)	(10,368)	181,603	(10,237)	103,556	(224,218)

Net increase (decrease) in net assets resulting from capital transactions	(55,132)	(149,397)	(120,057)	(109,074)	(91,705)	(236,042)
Total increase (decrease)	64,082	(124,248)	72,158	(96,685)	(45,518)	(242,247)

NET ASSETS, at beginning of the year	739,076	347,091	1,754,400	1,707,926	680,897	592,620

NET ASSETS, at end of the year	$803,158	$222,843	$1,826,558	$1,611,241	$635,379	350,373

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	Invesco	Invesco	Invesco		Invesco	Invesco		Invesco
	Oppenheimer	Oppenheimer	Oppenheimer	Invesco	Oppenheimer	Oppenheimer	Invesco	Oppenheimer
	V.I.	V.I.	V.I.	Oppenheimer	V.I.	V.I.	Oppenheimer	V.I.
	Capital	Conservative	Discovery	V.I.	Global	Government	V.I.	Main Street
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income	Money	Main Street	Small Cap
	Division	Division	Division	Division	Division	Division	Division	Division
Investment Income
Dividends	$4,296	$35,604	$-	$55,846	$102,352	$3,012	$92,424	$1,369

Expenses
Mortality and expense risk fees and administrative expense charges	97,732	22,104	54,813	86,023	38,074	2,449	122,333	9,631

Net investment income (loss)	(93,436)	13,500	(54,813)	(30,177)	64,278	563	(29,909)	(8,262)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	198,959	18,828	38,535	591,944	(67,492)	-	623,254	(4,625)
Realized gain distribution	676,502	25,219	501,737	882,127	-	-	1,391,331	63,244
Realized gain (loss)	875,461	44,047	540,272	1,474,071	(67,492)	-	2,014,585	58,619

Change in net unrealized appreciation/depreciation of investments	1,235,970	173,547	701,419	123,069	244,474	-	270,901	99,419
Net gain (loss) on investments	2,111,431	217,594	1,241,691	1,597,140	176,982	-	2,285,486	158,038
Net increase (decrease) in net assets resulting from operations	2,017,995	231,094	1,186,878	1,566,963	241,260	563	2,255,577	149,776
Capital transactions:
Transfer of net premiums	6,770	-	810	450	-	-	870	-
Transfers due to death benefits	(429,621)	(21,701)	(25,494)	(42,736)	(18,400)	(57,324)	(111,089)	(7,672)
Transfers due to annuity benefit payments	(10,042)	(1,769)	(2,858)	(1,983)	(3,584)	-	(11,778)	-
Transfers due to withdrawal of funds	(427,836)	(97,392)	(247,580)	(600,380)	(301,121)	(52,188)	(878,165)	(17,245)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,931)	(10,188)	(3,274)	(2,656)	(13,258)	-	(2,043)	-
Transfers between divisions and to/from the Fixed Account	(4,272)	-	(13,615)	(71,470)	31,567	36,891	9,439	149

Net increase (decrease) in net assets resulting from capital transactions	(867,932)	(131,050)	(292,011)	(718,775)	(304,796)	(72,621)	(992,766)	(24,768)
Total increase (decrease)	1,150,063	100,044	894,867	848,188	(63,536)	(72,058)	1,262,811	125,008

NET ASSETS, at beginning of the year	6,279,916	1,503,586	3,227,950	5,528,095	2,767,071	212,520	7,993,495	614,068

NET ASSETS, at end of the year	$7,429,979	$1,603,630	$4,122,817	$6,376,283	$2,703,535	$140,462	$9,256,306	$739,076

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	Invesco
	Oppenheimer V.I.			MML	MML U.S.
	Total Return	MML	MML	Managed	Government
	Bond	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division
Investment Income
Dividends	$12,087	$40,910	$35,481	$25,079	$10,134

Expenses
Mortality and expense risk fees and administrative expense charges	4,971	23,577	23,932	9,728	8,372

Net investment income (loss)	7,116	17,333	11,549	15,351	1,762

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(8,816)	(17,514)	89,460	(8,533)	-
Realized gain distribution	-	82,929	91,913	-	-
Realized gain (loss)	(8,816)	65,415	181,373	(8,533)	-

Change in net unrealized appreciation/depreciation of investments	29,392	218,945	170,752	48,676	-

Net gain (loss) on investments	20,576	284,360	352,125	40,143	-

Net increase (decrease) in net assets resulting from operations	27,692	301,693	363,674	55,494	1,762

Capital transactions:	-	-	900	-	-
Transfer of net premiums
Transfers due to death benefits	-	(17,454)	(83,289)	(32,006)	-
Transfers due to annuity benefit payments	-	(2,039)	(4,103)	(2,934)	(2,905)
Transfers due to withdrawal of funds	(31,507)	(115,891)	(109,878)	(91,790)	(8,941)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(1,575)	(2,466)	8	28
Transfers between divisions and to/from the Fixed Account	-	10,430	69	776	37

Net increase (decrease) in net assets resulting from capital transactions	(31,507)	(126,529)	(198,767)	(125,946)	(11,781)
Total increase (decrease)	(3,815)	175,164	164,907	(70,452)	(10,019)

NET ASSETS, at beginning of the year	350,906	1,579,236	1,543,019	751,349	602,639

NET ASSETS, at end of the year	$347,091	$1,754,400	$1,707,926	$680,897	$592,620

See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

Notes To Financial Statements

1.	ORGANIZATION

MML Bay State Variable Annuity Separate Account 1 (“the Separate Account”) is a separate investment account of MML Bay State Life Insurance Company (“MML Bay State”) established on January 14, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

On June 30, 1997, MML Bay State redomesticated from the state of Missouri to the state of Connecticut. MML Bay State is an indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). MML Bay State maintains the following segment within the separate account: LifeTrust.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MML Bay State’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MML Bay State business.

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2020, the Separate Account consists of thirteen divisions which invest in the following mutual funds:

The division listed in the first column
Divisions	invests in the fund in this column
Invesco Oppenheimer V.I. Capital Appreciation Division	Invesco Oppenheimer V.I. Capital Appreciation Fund[1,2]
Invesco Oppenheimer V.I. Conservative Balanced Division	Invesco Oppenheimer V.I. Conservative Balanced Fund[1,2]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund[1,2]
Invesco Oppenheimer V.I. Global Division	Invesco Oppenheimer V.I. Global Fund[1,2]
Invesco Oppenheimer V.I. Global Strategic Income Division	Invesco Oppenheimer V.I. Global Strategic Income Fund[1,2]
Invesco Oppenheimer V.I. Government Money Division	Invesco Oppenheimer V.I. Government Money Fund[1,2]
Invesco Oppenheimer V.I. Main Street Division	Invesco Oppenheimer V.I. Main Street Fund®[1,2]
Invesco Oppenheimer V.I. Main Street Small Cap Division	Invesco Oppenheimer V.I. Main Street Small Cap Fund®[1,2]
Invesco Oppenheimer V.I. Total Return Bond Division	Invesco Oppenheimer V.I. Total Return Bond Fund[1,2]
MML Blend Division	MML Blend Fund[3]
MML Equity Division	MML Managed Bond Fund[3]
MML Managed Bond Division	MML Equity Fund[3]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[3]

In addition to the thirteen divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MML Bay State’s general investment account ("General Account"). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1 Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Divisions assume the accounting and performance history of the corresponding Merging Funds/Divisions. In connection with that transaction the following Funds/Divisions merged:

MERGING FUND/DIVISION	ACQUIRING FUND/DIVISION
Fund: Oppenheimer Capital Appreciation Fund/VA	Fund: Invesco Oppenheimer V.I. Capital Appreciation Fund
Division: Oppenheimer Capital Appreciation Division	Division: Invesco Oppenheimer V.I. Capital Appreciation Division
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Division: Oppenheimer Conservative Balanced Division	Division: Invesco Oppenheimer V.I. Conservative Balanced Division
Fund: Oppenheimer Discovery Mid Cap Growth Fund/VA	Fund: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Division: Oppenheimer Discovery Mid Cap Growth Division	Division: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division
Fund: Oppenheimer Global Fund/VA	Fund: Invesco Oppenheimer V.I. Global Fund
Division: Oppenheimer Global Division	Division: Invesco Oppenheimer V.I. Global Division
Fund: Oppenheimer Global Strategic Income Fund/VA	Fund: Invesco Oppenheimer V.I. Global Strategic Income Fund
Division: Oppenheimer Global Strategic Income Division	Division: Invesco Oppenheimer V.I. Global Strategic Income Division
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Division: Oppenheimer Government Money Division	Division: Invesco Oppenheimer V.I. Government Money Division
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Division: Oppenheimer Main Street Division	Division: Invesco Oppenheimer V.I. Main Street Division
Fund: Oppenheimer Main Street Small Cap Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Division: Oppenheimer Main Street Small Cap Division	Division: Invesco Oppenheimer V.I. Main Street Small Cap Division
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Division: Oppenheimer Total Return Bond Division	Division: Invesco Oppenheimer V.I. Total Return Bond Division

2 Invesco Advisers, Inc. is the investment adviser to this Fund.

3 MML Investment Advisers, LLC is the investment adviser to this Fund.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account MML Bay State Variable Annuity Separate Account 1 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment divisions are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment divisions.

C.	Federal Income Taxes

MML Bay State is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MML Bay State may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MML Bay State are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MML Bay State totaled $21,699 for the year ended December 31, 2020. Net transfers from the Separate Account to MML Bay State totaled $38,354 for the year ended December 31, 2019. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MML Bay State. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2020. There have been no transfers between levels for the year ended December 31, 2020.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MML Bay State, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MML Bay State

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2020 were as follows:

	Invesco	Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income
	Division	Division	Division	Division	Division
Cost of purchase	$1,599,071	$73,842	$382,094	$288,065	$163,796
Proceeds from sales	(1,222,005)	(204,089)	(620,457)	(1,132,043)	(238,352)

	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Government	Oppenheimer V.I.	Main Street	Total Return	MML
	Money	Main Street	Small Cap	Bond	Blend
	Division	Division	Division	Division	Division
Cost of purchase	$1,741	$1,067,936	$15,370	$10,854	$273,712
Proceeds from sales	(19,287)	(1,543,581)	(66,259)	(157,418)	(338,506)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
Cost of purchase	$196,721	$122,173	$185,358
Proceeds from sales	(130,716)	(223,202)	(427,608)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2020 were as follows:

	Invesco	Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income
2020	Division	Division	Division	Division	Division
Units purchased	3,116	5	4,300	3,336	3,251
Units withdrawn	(117,445)	(54,472)	(84,557)	(116,106)	(67,856)
Units transferred between divisions and to/from the Fixed Account	30,334	-	(8,719)	(24,651)	(1,583)
Net increase (decrease)	(83,995)	(54,467)	(88,976)	(137,420)	(66,188)

	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Government	Oppenheimer V.I.	Main Street	Total Return	MML
	Money	Main Street	Small Cap	Bond	Blend
2020 (continued)	Division	Division	Division	Division	Division
Units purchased	-	12,028	-	-	953
Units withdrawn	(13,411)	(224,065)	(5,319)	(74,700)	(68,939)
Units transferred between divisions and to/from the Fixed Account	640	(7,433)	(8,860)	(5,500)	41,860
Net increase (decrease)	(12,771)	(219,469)	(14,179)	(80,201)	(26,126)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2020 (continued)	Division	Division	Division
Units purchased	328	1,810	-
Units withdrawn	(25,552)	(69,042)	(9,703)
Units transferred between divisions and to/from the Fixed Account	(2,703)	37,682	(184,940)
Net increase (decrease)	(27,927)	(29,550)	(194,643)

	Invesco	Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income
2019	Division	Division	Division	Division	Division
Units purchased	3,416	-	2,559	1,645	5,976
Units withdrawn	(139,766)	(45,566)	(55,414)	(104,479)	(123,915)
Units transferred between divisions and to/from the Fixed Account	(593)	-	(2,451)	(11,118)	10,913
Net increase (decrease)	(136,943)	(45,566)	(55,306)	(113,953)	(107,025)

	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Government	Oppenheimer V.I.	Main Street	Total Return	MML
	Money	Main Street	Small Cap	Bond	Blend
2019 (continued)	Division	Division	Division	Division	Division
Units purchased	-	2,069	-	-	-
Units withdrawn	(87,035)	(196,335)	(6,366)	(18,132)	(33,829)
Units transferred between divisions and to/from the Fixed Account	29,322	1,763	40	-	2,488
Net increase (decrease)	(57,714)	(192,503)	(6,327)	(18,132)	(31,341)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2019 (continued)	Division	Division	Division
Units purchased	3,137	5	23
Units withdrawn	(50,822)	(47,708)	(9,695)
Units transferred between divisions and to/from the Fixed Account	26	287	31
Net increase (decrease)	(47,659)	(47,416)	(9,642)

Notes To Financial Statements (Continued)

8.	Financial Highlights

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2020 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco Oppenheimer V.I. Capital Appreciation Division[4]
2020	929,323	$9.88	$9,177,898	-%	1.40%	34.69%
2019	1,013,318	7.33	7,429,979	0.06	1.40	34.30
2018	1,150,261	5.46	6,279,916	0.32	1.40	(7.05)
2017	1,322,315	5.87	7,766,583	0.24	1.40	25.08
2016	1,521,364	4.70	7,144,249	0.41	1.40	(3.56)

Invesco Oppenheimer V.I. Conservative Balanced Division[4]
2020	472,186	3.45	1,628,433	2.09	1.40	13.26
2019	526,653	3.04	1,603,630	2.26	1.40	15.88
2018	572,219	2.63	1,503,586	2.06	1.40	(6.65)
2017	720,207	2.81	2,027,163	1.96	1.40	7.74
2016	791,571	2.61	2,068,026	2.39	1.40	3.80

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division[4]
2020	638,999	7.86	5,020,642	0.04	1.40	38.73
2019	727,975	5.66	4,122,817	-	1.40	37.43
2018	783,280	4.12	3,227,950	-	1.40	(7.40)
2017	958,548	4.45	4,265,723	0.03	1.40	27.01
2016	1,047,588	3.50	3,670,649	-	1.40	0.92

Invesco Oppenheimer V.I. Global Division[4]
2020	762,081	8.92	6,799,347	0.70	1.40	25.86
2019	899,501	7.09	6,376,283	0.91	1.40	29.96
2018	1,013,455	5.45	5,528,095	0.98	1.40	(14.39)
2017	1,181,610	6.37	7,529,095	0.93	1.40	34.77
2016	1,280,990	4.73	6,056,440	1.09	1.40	(1.31)

Invesco Oppenheimer V.I. Global Strategic Income Division[4]
2020	838,421	3.05	2,554,914	5.80	1.40	1.96
2019	904,609	2.99	2,703,535	3.76	1.40	9.26
2018	1,011,635	2.74	2,767,071	4.89	1.40	(5.73)
2017	1,259,736	2.90	3,655,276	2.30	1.40	4.80
2016	1,377,763	2.77	3,814,692	5.04	1.40	5.06

Invesco Oppenheimer V.I. Government Money Division[4]
2020	98,768	1.24	122,921	0.23	1.40	(1.17)
2019	111,540	1.26	140,462	1.73	1.40	0.29
2018	169,254	1.26	212,520	1.32	1.40	(0.06)
2017	199,683	1.26	250,882	0.37	1.40	(1.00)
2016	241,268	1.27	306,198	0.01	1.40	(1.38)

Invesco Oppenheimer V.I. Main Street Division[4]
2020	1,323,513	6.74	8,920,947	1.48	1.40	12.36
2019	1,542,983	6.00	9,256,306	1.06	1.40	30.24
2018	1,735,485	4.61	7,993,495	1.15	1.40	(9.17)
2017	1,994,006	5.07	10,111,896	1.27	1.40	15.29
2016	2,221,034	4.40	9,769,514	1.12	1.40	10.07

Invesco Oppenheimer V.I. Main Street Small Cap Division[4]
2020	160,662	5.00	803,158	0.63	1.40	18.26
2019	174,841	4.23	739,076	0.20	1.40	24.71
2018	181,168	3.39	614,068	0.28	1.40	(11.58)
2017	258,953	3.83	992,642	0.86	1.40	12.57
2016	224,640	3.41	764,931	0.48	1.40	16.42

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco Oppenheimer V.I. Total Return Bond Division[4]
2020	117,077	$1.90	$222,843	2.35%	1.40%	8.18%
2019	197,278	1.76	347,091	3.41	1.40	8.00
2018	215,410	1.63	350,906	3.31	1.40	(2.41)
2017	257,367	1.67	429,592	2.48	1.40	3.14
2016	294,450	1.62	476,547	3.72	1.40	1.84

MML Blend Division
2020	378,594	4.82	1,826,558	-	1.40	11.30
2019	404,720	4.33	1,754,400	2.43	1.40	19.69
2018	436,062	3.62	1,579,236	2.11	1.40	(5.68)
2017	477,048	3.84	1,831,640	2.10	1.40	13.66
2016	558,209	3.38	1,885,737	2.09	1.40	7.90

MML Equity Division
2020	363,219	4.44	1,611,241	2.29	1.40	1.59
2019	391,146	4.37	1,707,926	2.08	1.40	24.17
2018	438,804	3.52	1,543,019	1.73	1.40	(11.25)
2017	539,803	3.96	2,138,809	1.80	1.40	14.19
2016	627,335	3.47	2,176,791	1.75	1.40	11.03

MML Managed Bond Division
2020	213,758	2.97	635,379	0.10	1.40	6.21
2019	243,308	2.80	680,897	3.61	1.40	8.28
2018	290,723	2.58	751,349	3.39	1.40	(1.83)
2017	382,584	2.63	1,007,172	3.13	1.40	3.24
2016	425,108	2.55	1,083,961	2.79	1.40	1.32

MML U.S. Government Money Market Division
2020	289,765	1.21	350,373	0.25	1.40	(1.16)
2019	484,409	1.22	592,620	1.69	1.40	0.29
2018	494,050	1.22	602,639	1.30	1.40	(0.08)
2017	283,762	1.22	346,411	0.33	1.40	(1.03)
2016	654,346	1.23	807,151	-	1.40	(1.28)

1The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

2The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

3The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

4Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. See Note 2 to the financial statements for information regarding the merger of this division.

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge	This charge is equal, on an annual basis, to
1.15% of the daily value of the assets invested in
This charge is assessed through reduction of unit values.	each fund.

Administrative Expense Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.

This charge is assessed through reduction of unit values.
Death Benefit Charge	This charge is equal, on an annual basis, to 0.10% of the daily value of the assets invested in each fund.

This charge is assessed through reduction of unit values.
Administrative Charge	$30 per contract, annually.
These charges are not applicable to contracts with values of $50,000 or more.

This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge
0 - 7%
This charge is assessed through the redemption of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 10, 2021, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.